SLM Student Loan Trust 2007-2
Quarterly Servicing Report

Distribution Date	07/25/2007
Collection Period	04/01/2007 — 06/30/2007

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank -	Indenture Trustee
The Bank of New York Trust Company -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2007-2     Deal Parameters

A Student Loan Portfolio Characteristics		03/31/2007	Activity	06/30/2007
i	Portfolio Balance	$3,798,926,079.20	$(294,466,081.10)	$3,504,459,998.10
ii	Interest to be Capitalized	85,005,912.62		87,789,055.53

iii	Total Pool	$3,883,931,991.82		$3,592,249,053.63
iv	Capitalized Interest	20,000,000.00		20,000,000.00
v	Specified Reserve Account Balance	9,709,829.98		8,980,622.63

vi	Total Adjusted Pool	$3,913,641,821.80		$3,621,229,676.26

B i	Weighted Average Coupon (WAC)	6.909%		6.929%
ii	Weighted Average Remaining Term	124.53		122.81
iii	Number of Loans	1,185,815		1,105,410
iv	Number of Borrowers	572,767		539,533
v	Aggregate Outstanding Principal Balance — T-Bill Other	$—		$—
vi	Aggregate Outstanding Principal Balance — T-Bill	$380,664,445		$—
vii	Aggregate Outstanding Principal Balance — Commercial Paper	$3,503,267,546		$3,246,434,729
viii	Pool Factor	1.292508439		1.195441173

					% of O/S		% of O/S
C Notes			Spread	Balance 4/25/2007	Securities	Balance 7/25/2007	Securities
i	A-1 Notes	78443XAA6	-0.020%	$1,519,668,847.47	38.751%	$1,234,167,148.87	33.941%
ii	A-2 Notes	78443XAB4	0.000%	1,349,000,000.00	34.399%	1,349,000,000.00	37.100%
iii	A-3 Notes	78443XAC2	0.040%	446,000,000.00	11.373%	446,000,000.00	12.266%
iv	A-4 Notes	78443XAD0	0.060%	486,100,000.00	12.395%	486,100,000.00	13.368%
v	B Notes	78443XAE8	0.170%	120,900,000.00	3.083%	120,900,000.00	3.325%

	Total Notes			$3,921,668,847.47	100.000%	$3,636,167,148.87	100.000%

D Reserve Account		04/25/2007	07/25/2007
i	Required Reserve Acct Deposit (%)	0.25%	0.25%
ii	Reserve Acct Initial Deposit ($)
iii	Specified Reserve Acct Balance ($)	$9,709,829.98	$8,980,622.63
iv	Reserve Account Floor Balance ($)	$4,000,000.00	$4,000,000.00
v	Current Reserve Acct Balance($)	$9,709,829.98	$8,980,622.63

E Other Accounts		04/25/2007	07/25/2007
i	Supplemental Loan Purchase Account	$0.00	$0.00
ii	Pre-funding Account	$0.00	$0.00
iii	Capitalized Interest Account	$20,000,000.00	$20,000,000.00
iv	Floor Income Rebate Account	$16,802.56	$35,911.12

F Asset/Liability		04/25/2007	07/25/2007
i	Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Acct	$3,913,641,821.80	$3,621,229,676.26
ii	Total Outstanding Balance Notes	$3,921,668,847.47	$3,636,167,148.87
iii	Difference	$(8,027,025.67)	$(14,937,472.61)
iv	Parity Ratio	0.99795	0.99589

II. 2007-2 Transactions from: 03/31/2007 through:		06/30/2007

A Student Loan Principal Activity
i	Regular Principal Collections	$311,110,926.57
ii	Principal Collections from Guarantor	2,157,696.19
iii	Principal Reimbursements	735,111.07
iv	Other System Adjustments	0.00

v	Total Principal Collections	$314,003,733.83

B Student Loan Non-Cash Principal Activity
i	Other Adjustments	$50,226.64
ii	Capitalized Interest	(19,587,879.37)

iii	Total Non-Cash Principal Activity	$(19,537,652.73)

C Student Loan Principal Purchases		$0.00

D Total Student Loan Principal Activity		$294,466,081.10

E Student Loan Interest Activity
i	Regular Interest Collections	$17,599,173.71
ii	Interest Claims Received from Guarantors	41,728.24
iii	Collection Fees/Returned Items	136,015.54
iv	Late Fee Reimbursements	604,688.56
v	Interest Reimbursements	18,029.87
vi	Other System Adjustments	0.00
vii	Special Allowance Payments	1,983,290.84
viii	Subsidy Payments	8,910,988.19

ix	Total Interest Collections	$29,293,914.95

F Student Loan Non-Cash Interest Activity
i	Interest Accrual Adjustment	$2,037.77
ii	Capitalized Interest	19,587,879.37

iii	Total Non-Cash Interest Adjustments	$19,589,917.14

G Student Loan Interest Purchases		$0.00

H Total Student Loan Interest Activity		$48,883,832.09

I Non-Reimbursable Losses During Collection Period		$64.40

J Cumulative Non-Reimbursable Losses to Date		$64.40

III. 2007-2 Collection Account Activity 03/31/2007 through		06/30/2007

A Principal Collections
i	Principal Payments Received	$45,460,921.62
ii	Consolidation Principal Payments	267,807,701.14
iii	Reimbursements by Seller	54,150.94
iv	Borrower Benefits Reimbursements	315,470.17
v	Reimbursements by Servicer	(93.49)
vi	Re-purchased Principal	365,583.45

vii	Total Principal Collections	$314,003,733.83

B Interest Collections
i	Interest Payments Received	$23,277,332.31
ii	Consolidation Interest Payments	5,257,848.67
iii	Reimbursements by Seller	0.00
iv	Borrower Benefits Reimbursements	0.00
v	Reimbursements by Servicer	7,367.27
vi	Re-purchased Interest	10,662.60
vii	Collection Fees/Return Items	136,015.54
viii	Late Fees	604,688.56

ix	Total Interest Collections	$29,293,914.95

C Other Reimbursements		$196,415.71

D Reserves in Excess of the Requirement		$729,207.35

E Administrator Account Investment Income		$0.00

F Investment Earnings for Period in Trust Accounts		$2,874,416.24

G Funds borrowed during previous distribution		$0.00

H Funds borrowed from subsequent distribution		$0.00

I Excess Transferred from Supplemental Loan Purchase Account		$0.00

J Excess Transferred from Pre-Funding Account		$0.00

K Funds Released from Capitalized Interest Account		$0.00

L Intial Deposit to the Collection Account		$0.00

M TOTAL AVAILABLE FUNDS		$347,097,688.08

LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to Servicer	$(5,630,309.16)
	Floor Income Rebate Fees to Dept. of Education	$(16,974.52)
	Funds Allocated to the Floor Income Rebate Account	$(35,911.12)
	Funds Released from the Floor Income Rebate Account	$16,802.56

N NET AVAILABLE FUNDS		$341,431,295.84

O Servicing Fees Due for Current Period		$2,730,960.87

P Carryover Servicing Fees Due		$0.00

Q Administration Fees Due		$20,000.00

R Total Fees Due for Period		$2,750,960.87

IV. 2007-2 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		%*
STATUS	03/31/2007	06/30/2007	03/31/2007	06/30/2007	03/31/2007	06/30/2007	03/31/2007	06/30/2007	03/31/2007	06/30/2007

INTERIM:
In School
Current	6.557%	6.558%	455,956	358,095	38.451%	32.395%	$1,652,124,316.98	$1,265,240,938.81	43.489%	36.104%
Grace
Current	6.577%	6.557%	166,878	145,361	14.073%	13.150%	528,090,968.20	$531,913,920.63	13.901%	15.178%

TOTAL INTERIM	6.562%	6.558%	622,834	503,456	52.524%	45.545%	$2,180,215,285.18	$1,797,154,859.44	57.390%	51.282%

REPAYMENT
Active
Current	7.530%	7.447%	315,965	323,875	26.645%	29.299%	$856,150,104.05	$875,156,500.77	22.537%	24.973%
31-60 Days Delinquent	7.439%	7.391%	31,881	33,303	2.689%	3.013%	95,549,507.05	96,183,088.03	2.515%	2.745%
61-90 Days Delinquent	7.316%	7.359%	29,107	25,601	2.455%	2.316%	86,451,437.16	73,535,988.76	2.276%	2.098%
91-120 Days Delinquent	7.350%	7.405%	16,557	17,120	1.396%	1.549%	46,780,290.93	49,399,527.22	1.231%	1.410%
> 120 Days Delinquent	7.443%	7.350%	35,479	64,262	2.992%	5.813%	95,042,934.47	175,718,316.34	2.502%	5.014%

Deferment
Current	6.864%	6.832%	81,018	79,516	6.832%	7.193%	255,037,879.88	245,059,838.11	6.713%	6.993%

Forbearance
Current	7.475%	7.409%	52,697	56,797	4.444%	5.138%	182,798,337.00	187,837,714.44	4.812%	5.360%

TOTAL REPAYMENT	7.391%	7.336%	562,704	600,474	47.453%	54.321%	$1,617,810,490.54	$1,702,890,973.67	42.586%	48.592%

Claims in Process (1)	7.351%	7.459%	277	1,479	0.023%	0.134%	$900,303.48	$4,413,190.83	0.024%	0.126%
Aged Claims Rejected (2)	0.000%	7.140%	0	1	0.000%	0.000%	$0.00	$974.16	0.000%	0.000%

GRAND TOTAL	6.909%	6.929%	1,185,815	1,105,410	100.000%	100.000%	$3,798,926,079.20	$3,504,459,998.10	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2007-2 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%
- GSL — Subsidized	6.861%	0	$1,702,179,905.13	48.572%
- GSL — Unsubsidized	6.793%	0	1,499,866,676.43	42.799%
- PLUS Loans	8.005%	0	293,444,876.56	8.373%
- SLS Loans	8.573%	0	8,968,539.98	0.256%

- Total	6.929%	0	$3,504,459,998.10	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%
-Four Year	6.894%	0	$2,839,127,126.14	81.015%
-Two Year	7.052%	0	485,470,638.84	13.853%
-Technical	7.156%	0	179,859,730.75	5.132%
-Other	6.540%	0	2,502.37	0.000%

- Total	6.929%	0	$3,504,459,998.10	100.000%

*	Percentages may not total 100% due to rounding
GSL — Guaranteed Stafford Loan
PLUS — Parent Loans for Undergraduate Students
SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2007-2 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$43,319,332.49
B	Interest Subsidy Payments Accrued During Collection Period	19,563,247.91
C	Special Allowance Payments Accrued During Collection Period	4,440,912.78
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	2,874,416.24
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$70,197,909.42
VII. 2007-2 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.013485694	04/25/2007 - 07/25/2007	1 NY Business Day	5.33500%	LIBOR

B	Class A-2 Interest Rate	0.013536250	04/25/2007 - 07/25/2007	1 NY Business Day	5.35500%	LIBOR

C	Class A-3 Interest Rate	0.013637361	04/25/2007 - 07/25/2007	1 NY Business Day	5.39500%	LIBOR

D	Class A-4 Interest Rate	0.013687917	04/25/2007 - 07/25/2007	1 NY Business Day	5.41500%	LIBOR

E	Class B Interest Rate	0.013965972	04/25/2007 - 07/25/2007	1 NY Business Day	5.52500%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2007-2 Inputs From Initial Period			03/31/2007

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$3,798,926,079.20
	ii	Interest To Be Capitalized	85,005,912.62

	iii	Total Pool	$3,883,931,991.82
	iv	Capitalized Interest	20,000,000.00
	v	Specified Reserve Account Balance	9,709,829.98

	vi	Total Adjusted Pool	$3,913,641,821.80

B	Total Note Factor		0.973118821
C	Total Note Balance		$3,921,668,847.47

D	Note Balance 04/25/2007		Class A-1	Class A-2	Class A-3	Class A-4	Class B

	i	Current Factor	0.933457523	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$1,519,668,847.47	$1,349,000,000.00	$446,000,000.00	$486,100,000.00	$120,900,000.00
	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00
E	Reserve Account Balance			$9,709,829.98
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

IX. 2007-2 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$341,431,295.84	$341,431,295.84

B	Primary Servicing Fees — Current Month		$2,730,960.87	$338,700,334.97

C	Administration Fee		$20,000.00	$338,680,334.97

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$20,493,789.73	$318,186,545.24
	ii	Class A-2	$18,260,401.25	$299,926,143.99
	iii	Class A-3	$6,082,263.06	$293,843,880.93
	iv	Class A-4	$6,653,696.29	$287,190,184.64

	v	Total Class A Interest Distribution	$51,490,150.33

E	Class B Noteholders’ Interest Distribution Amount		$1,688,486.04	$285,501,698.60

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$285,501,698.60	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00

	v	Total Class A Principal Distribution	$285,501,698.60

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$3,504,459,998.10
	ii	Borrower Interest Accrued	43,319,332.49
	iii	Interest Subsidy Payments Accrued	19,563,247.91
	iv	Special Allowance Payments Accrued	4,440,912.78
	v	Reserve Account Balance (after any reinstatement)	8,980,622.63
	vi	Capitalized Interest Account Balance	20,000,000.00
	vii	Pre-Funding Account Balance	0.00
	viii	Less Specified Reserve Account Balance	(8,980,622.63)

	ix	Total	$3,591,783,491.28

	x	Class A Notes Outstanding (after application of available funds)	$3,515,267,148.87

	xi	Insolvency Event or Event of Default Under Indenture	N

	xii	Available Funds Applied to Class A Noteholders’
		Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (x > ix or xi = Y)	N

X. 2007-2 Account Reconciliations

A	Reserve Account
	i	Beginning Balance	$9,709,829.98
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$9,709,829.98
	iv	Required Reserve Account Balance	$8,980,622.63
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$729,207.35
	vii	Ending Reserve Account Balance	$8,980,622.63

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		03/08/2007
	i	Beginning Balance	$—
	ii	Supplemental Loan Purchases	$—
	iii	Transfers to Collection Account	$—

	iv	Ending Balance	$0.00

C	Pre-Funding Account
	Pre-Funding Period end date		03/31/2007
	i	Beginning Balance	$—
	ii	Loans Funded	$—
	iii	Transfers to Collection Account	$—

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		01/25/2008
	i	Beginning Balance	$20,000,000.00
	ii	Transfers to Collection Account	$—

	iii	Ending Balance	$20,000,000.00

E	Floor Income Rebate Account
	i	Beginning Balance	$16,802.56
	ii	Deposits for the Period	$35,911.12
	iii	Release to Collection Account	$(16,802.56)

	iv	Ending Balance	$35,911.12

XI. 2007-2 Distributions

A	Distribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class B

	i	Quarterly Interest Due		$20,493,789.73	$18,260,401.25	$6,082,263.06	$6,653,696.29	$1,688,486.04
	ii	Quarterly Interest Paid		20,493,789.73	18,260,401.25	6,082,263.06	6,653,696.29	1,688,486.04

	iii	Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due		$300,439,171.21	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid		285,501,698.60	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall		$14,937,472.61	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount		$305,995,488.33	$18,260,401.25	$6,082,263.06	$6,653,696.29	$1,688,486.04

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	6/30/07	$3,921,668,847.47
	ii	Adjusted Pool Balance	6/30/07	3,621,229,676.26

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$300,439,171.21

	iv	Adjusted Pool Balance	3/31/07	$3,913,641,821.80
	v	Adjusted Pool Balance	6/30/07	3,621,229,676.26

	vi	Current Principal Due (iv - v)		$292,412,145.54
	vii	Notes Issued Exceeding Adjusted Pool Balance		8,027,025.67

	viii	Principal Distribution Amount (vi + vii)		$300,439,171.21

	ix	Principal Distribution Amount Paid		$285,501,698.60

	x	Principal Shortfall (viii - ix)		$14,937,472.61

C		Total Principal Distribution		$285,501,698.60
D		Total Interest Distribution		53,178,636.37

E		Total Cash Distributions		$338,680,334.97

				Paydown
F Note Balances			04/25/2007	Factor	07/25/2007

i	A-1 Note Balance	78443XAA6	$1,519,668,847.47		$1,234,167,148.87
	A-1 Note Pool Factor		0.933457523	0.175369594	0.758087929

ii	A-2 Note Balance	78443XAB4	$1,349,000,000.00		$1,349,000,000.00
	A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

iii	A-3 Note Balance	78443XAC2	$446,000,000.00		$446,000,000.00
	A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

iv	A-4 Note Balance	78443XAD0	$486,100,000.00		$486,100,000.00
	A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

v	B Note Balance	78443XAE8	$120,900,000.00		$120,900,000.00
	A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2007-2 Historical Pool Information

		4/1/07 - 6/30/07	2/22/07 - 3/31/07

Beginning Student Loan Portfolio Balance		$3,798,926,079.20	$2,895,204,751.06

Student Loan Principal Activity
i	Regular Principal Collections	$311,110,926.57	$123,467,018.99
ii	Principal Collections from Guarantor	2,157,696.19	152,000.53
iii	Principal Reimbursements	735,111.07	829,849.54
iv	Other System Adjustments	0.00	0.00

v	Total Principal Collections	$314,003,733.83	$124,448,869.06
Student Loan Non-Cash Principal Activity
i	Other Adjustments	$50,226.64	$33,872.73
ii	Capitalized Interest	(19,587,879.37)	(7,403,579.08)

iii	Total Non-Cash Principal Activity	$(19,537,652.73)	$(7,369,706.35)

Student Loan Principal Purchases		$0.00	$(1,020,800,490.85)

(-) Total Student Loan Principal Activity		$294,466,081.10	$(903,721,328.14)

Student Loan Interest Activity
i	Regular Interest Collections	$17,599,173.71	$6,952,836.22
ii	Interest Claims Received from Guarantors	41,728.24	1,951.34
iii	Collection Fees/Returned Items	136,015.54	55,067.20
iv	Late Fee Reimbursements	604,688.56	279,283.54
v	Interest Reimbursements	18,029.87	24,973.08
vi	Other System Adjustments	0.00	0.00
vii	Special Allowance Payments	1,983,290.84	0.00
viii	Subsidy Payments	8,910,988.19	0.00

ix	Total Interest Collections	$29,293,914.95	$7,314,111.38

Student Loan Non-Cash Interest Activity
i	Interest Accrual Adjustment	$2,037.77	$14,206.43
ii	Capitalized Interest	19,587,879.37	7,403,579.08

iii	Total Non-Cash Interest Adjustments	$19,589,917.14	$7,417,785.51

Student Loan Interest Purchases		$0.00	$(24,149,240.62)

Total Student Loan Interest Activity		$48,883,832.09	$(9,417,343.73)

(=) Ending Student Loan Portfolio Balance		$3,504,459,998.10	$3,798,926,079.20

(+) Interest to be Capitalized		$87,789,055.53	$85,005,912.62

(=) TOTAL POOL		$3,592,249,053.63	$3,883,931,991.82

(+) Capitalized Interest		$20,000,000.00	$20,000,000.00

(+) Reserve Account Balance		$8,980,622.63	$9,709,829.98

(=) Total Adjusted Pool		$3,621,229,676.26	$3,913,641,821.80

XIII. 2007-2 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-07	$3,883,931,992	14.80%

Jul-07	$3,592,249,054	21.31%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.